NON - CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
NON - CONTROLLING INTERESTS
NON - CONTROLLING INTERESTS

40      NON - CONTROLLING INTERESTS

Details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	December 31,	December 31,
	2022	2021
Percentage of equity interest held by non-controlling interests
Yunnan Aluminum	70.90%	70.90%
Ningxia Energy	29.18%	29.18%

Profit/(loss) for the year allocated to non-controlling interests
Yunnan Aluminum	3,822,549	2,850,754
Ningxia Energy	818,960	(90,237)

Dividends distributed to non-controlling interests
Yunnan Aluminum	464,414	103,234
Ningxia Energy	1,630	115,380

Accumulated balances of non-controlling interests at the year end
Yunnan Aluminum	17,602,176	14,261,948
Ningxia Energy	5,893,332	5,055,069

40      NON - CONTROLLING INTERESTS (CONTINUED)

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	Yunnan Aluminum
	2022	2021

Revenue	48,463,025	41,668,819
Total expenses	43,195,002	37,456,484
Profit for the year	5,268,023	4,212,335
Total comprehensive income for the year	5,250,479	4,225,069

Current assets	8,245,650	5,360,494
Non-current assets	30,798,212	32,476,625
Current liabilities	9,046,545	9,836,320
Non-current liabilities	4,720,806	7,090,461

Net cash flows from operating activities	6,916,119	6,961,628
Net cash flows used in investing activities	(1,033,033)	(1,181,811)
Net cash flows used in financing activities	(4,590,174)	(4,773,308)
Effect of foreign exchange rate changes, net	4,194	(1,466)

Net increase in cash and cash equivalents	1,297,106	1,005,043

40      NON - CONTROLLING INTERESTS (CONTINUED)

	Ningxia Energy
	2022	2021

Revenue	9,038,881	7,670,316
Total expenses	7,397,765	7,979,557
Profit/(loss) for the year	1,641,116	(309,241)
Total comprehensive income/(loss) for the year	1,641,116	(309,241)

Current assets	3,615,322	2,912,805
Non-current assets	27,756,457	29,086,775
Current liabilities	9,043,923	8,256,229
Non-current liabilities	9,651,197	12,710,354

Net cash flows from operating activities	3,529,657	5,458,921
Net cash flows used in investing activities	(760,210)	(802,678)
Net cash flows used in financing activities	(2,446,726)	(5,381,480)
Effect of foreign exchange rate changes, net	—	—

Net increase/(decrease) in cash and cash equivalents	322,721	(725,237)